Intangible assets (Policies)	12 Months Ended
Dec. 31, 2025
Intangible Assets [abstract]
Intangible assets, other than goodwill	Accounting policy
11.1.1. Initial recognition
Certain direct development costs associated with internally developed software and software enhancements of the Group’s technology platform are capitalized. Capitalized costs, which occur post determination by Management of technical feasibility, include external services and internal payroll costs. These costs are recorded as intangible assets over the development phase. Research and pre-feasibility development costs, as well as maintenance and training costs, are charged to profit or loss when incurred.
Separately acquired intangible assets are measured at cost on initial recognition. The cost of intangible assets acquired in a business combination corresponds to their fair value at the acquisition date.
11.1.2. Subsequent recognition
The useful lives of intangible assets are assessed as finite or indefinite. As of December 31, 2025 and 2024 the Group holds trademarks, patents and goodwill as indefinite life intangible assets. Intangible assets with finite useful lives are amortized over their estimated useful lives on a straight-line basis. Intangible assets with indefinite lives are not amortized. In both cases the intangible asset is tested for impairment whenever there is an indication that their carrying amount may not be recovered. For intangible assets with indefinite lives, the impairment test is annually mandatory.
The carrying amount of an intangible asset comprises of its cost net of accumulated amortization and any impairment losses recognized.
The useful life and the method of amortization for intangible assets with finite lives are reviewed at least at the end of each year or when a change in the use pattern of the asset is identified. Changes in estimated useful lives or expected consumption of future economic benefits embodied in the assets are considered to modify the amortization period or method, as appropriate, and treated as changes in accounting estimates, with prospective effects.
The amortization of intangible assets with definite lives is recognized in profit or loss as an expense consistent with the use of intangible assets.
Gains and losses resulting from the disposal or derecognition of intangible assets are measured as the difference between the net disposal proceeds (if any) and their carrying amount and are recognized in profit or loss.
11.1.3. Impairment test
The Group performs the impairment test of the assets in the scope of IAS 36 - Impairment of assets when (i) it observes an indication that an asset may be impaired or (ii) annually, whenever the entity has non-ready-to-use assets or goodwill. Assets of the Group subject to IAS 36 are intangible assets (including goodwill), property and equipment and investments in associates.
Assets are tested individually, whenever possible, or allocated to CGU or group of CGUs. For the purpose of goodwill impairment testing, goodwill is allocated to the CGU or group of CGUs, which are expected to benefit from the synergies of the business combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those CGU or groups of CGUs.
The impairment test consists of a comparison between (i) the carrying amount of the asset, CGU, or group of CGUs and (ii) its recoverable amount. The recoverable amount of an asset, CGU or group of CGUs is the higher of (i) its fair value less costs of disposal and (ii) its value in use. If the carrying amount exceeds the recoverable amount an impairment loss is recognized.
In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
Impairment losses of continuing operations are recognized in the statement of profit or loss as expenses consistent with the function of the impaired asset. Impairment losses can be reversed in future periods, except for impairment losses of goodwill.
See Note 11.4 for details in the model and key assumptions adopted in the annual goodwill impairment test.